DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 6,335	$ 14,860
Accumulated amortization	(2,271)	(5,291)
Deferred charges	4,064	9,569
Amortization of deferred charges	$ 1,900	$ 1,484	$ 1,494